Thrivent Securitized Income ETF Investment Objectives and Goals - Thrivent Securitized Income ETF	Oct. 19, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Securitized Income ETF TSIE
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent Securitized Income ETF (the "Fund") seeks a high level of current income consistent with stability of principal. The Fund's investment objective may be changed without shareholder approval.